Guidance ï Vision ï Experience	American Beacon SiM High Yield Opportunities Fund	Ticker Symbol: A Class: SHOAX C Class: SHOCX Institutional: SHOIX Y Class: SHOYX Investor: SHYPX

SUMMARY PROSPECTUS	FEBRUARY 14, 2011

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The current prospectus and statement of additional information, both dated February 14, 2011, are incorporated by reference into this summary prospectus. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at http://www.americanbeaconfunds.com/fi_prospectus.html. You can also get this information at no cost by calling 800-658-5811 or sending an email request to americanbeaconfunds@ambeacon.com.

Investment Objective

The Fund’s investment objective is to seek high current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” in the prospectus and “Additional Purchase and Sale Information for A Class Shares” in the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	Share classes
	A	C	Institutional	Y	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum deferred sales charge load (as a % of the lower of original offering price or redemption proceeds)	None	1.00%	None	None	None
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Share classes
	A	C	Institutional	Y	Investor
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses[1]	1.06%	1.06%	0.81%	0.91%	1.19%
Total annual fund operating expenses	1.81%	2.56%	1.31%	1.41%	1.69%
Expense Waiver and Reimbursement	0.47%	0.47%	0.47%	0.47%	0.47%
Total annual fund operating expenses after expense waiver and reimbursement[2]	1.34%	2.09%	0.84%	0.94%	1.22%

[1]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending August 31, 2011.

[2]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Institutional Class, Y Class and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through February 14, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.34% for the A Class, 2.09% for the C Class, 0.84% for the Institutional Class, 0.94% for the Y Class, and 1.22% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years
A	$704	$1,069
C	$312	$752
Institutional	$86	$369
Y	$96	$400
Investor	$124	$487

Assuming no redemption of shares:

Share class	1 year	3 years
C	$212	$752

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

This Fund seeks to maximize current income by investing in a diversified portfolio of fixed income securities that are generally rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Ba or lower by Moody’s Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisor. These types of securities are commonly referred to as “high yield” or “junk” bonds.”

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets in non-investment grade securities and/or financial instruments that provide exposure to non-investment grade securities. These financial instruments include options and futures contracts (including options and futures contracts on stock indices and currencies), forward contracts (including currency forward contracts), swap agreements

Summary Prospectus ï February 14, 2011	American Beacon SiM High Yield Opportunities Fund

and structured notes whose underlying assets are rated below investment grade.

The non-investment grade securities in which the Fund may invest include: corporate bonds, convertible securities, preferred stock, bank and senior loans, emerging market debt and Rule 144A securities. Non-investment-grade securities are securities rated below Ba or BB by Moody’s, S&P or Fitch or, if unrated, determined by Strategic Income Management, LLC (“SiM” or “Sub-Advisor”) to be of comparable quality. The Fund may invest in securities of foreign issuers, including those in emerging markets. The Fund has no limitations regarding the maturities of the debt securities it can buy, the market capitalization of the issuers of those securities or whether the securities are rated.

The remainder of the Fund’s assets will be invested in any other securities that SiM believes are consistent with the Fund’s objective, including investment grade fixed-income securities, U.S. government securities, common stock, real estate investment trusts (“REITs”), loan participation interests, municipal securities, asset-backed and mortgage-backed securities, and income-producing equity securities, such as master limited partnerships (“MLPs”), income trusts and income deposit securities (“IDSs”).

In selecting investments for the Fund, SiM uses an approach that combines different aspects of top down and bottom up analysis. As part of its top down analysis, SiM utilizes a core philosophy to identify positive long term trends. SiM then invests in sectors, industries and companies that will benefit from these trends. Concurrent with this core philosophy, SiM’s management seeks to take advantage of market volatility by analyzing and potentially investing in sectors, industries and companies undergoing a change in dynamics that has not been fully recognized by the market. Market volatility continually provides opportunities to capture value from these types of situations. Once potential investment opportunities are identified, SiM utilizes bottom up research to assess the fundamental strengths and weaknesses of each individual company and the best risk/reward security is chosen for inclusion in the portfolio.

SiM may reduce or sell the Fund’s portfolio securities for a variety of reasons, including if, in SiM’s opinion, a security’s value becomes fully recognized or there is a reassessment of the fundamental attributes of the security.

Principal Risks

The Fund is designed primarily for investors seeking current income from a fund that typically invests mainly in a variety of domestic and foreign high-yield, high-risk debt securities. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in below investment-grade debt securities and the price changes in those securities that can occur when interest rates change. The Fund is not designed for investors who need an assured level of current income. The Fund is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund.

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

Bank Loans and Senior Loans Risk
Bank loans and senior loans are subject to credit risk, interest rate risk, liquidity risk and the risk that the value of collateral, if any, securing the loan will be insufficient in the event of a default. Although senior loans have priority over an issuer’s unsecured or more junior debt, senior loans are subject to the risk that the loan could be subordinated to issuer’s other outstanding debt securities.

Credit Risk
An issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. Since the Fund can invest without limitation in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Derivatives Risk
The Fund may use derivatives for investment purposes or for hedging. Derivatives may involve significant risk. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk.  If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss.

Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Structured Notes.  Structured notes are subject to interest rate risk and credit risk. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price.

Swap Agreements.  Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Equity Securities Risk
Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include income

Summary Prospectus ï February 14, 2011	American Beacon SiM High Yield Opportunities Fund

producing equity securities such as, income trusts, master limited partnerships (“MLPs”) and income deposit securities (“IDSs”), as well as common stock, preferred stock, convertible securities and real estate investment trusts (“REITs”). Investing in such securities may expose the Fund to additional risks.

Income Trusts may experience losses during periods of both low and high interest rates and may lack diversification. Investments in MLPs are subject to risks associated with limited voting rights, cash flow risk and dilution risk. The risks associated with investments in IDSs include the risk that the market for IDSs may be less liquid and that its value is affected by factors generally affecting common stock and subordinated debt securities. Preferred securities and convertible securities are subject to interest rate and credit risk. In addition, preferred securities are subject to risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights and convertible securities are subject to risks related to subordination and early conversion. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Investing & Emerging Markets Risk
Investing in foreign securities and American Depository Receipts (“ADRs”) carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets. The risks of foreign investing mentioned above are heightened when investing in emerging markets.

High Yield Securities Risk
Investing in high yield, below investment-grade securities generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Interest Rate Risk
The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities or derivatives are also affected by their maturity. Fixed income securities or derivatives with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Risk
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Loan Participation Interests and Investments in Loan Investment Pools Risk
Loan participation interests may be collateralized or uncollateralized and are subject to the credit risk of the servicing agent as well as the credit risk of the borrower. If the Fund purchases a participation interest, it may only be able to enforce its rights through the lender. The Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust’s credit risks as well as the credit risk of the underlying loans.

Market Events
Turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect many issuers worldwide which could affect the Fund.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Fixed income assets held by the Fund are subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities. Equity securities held by the Fund are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain securities held by the Fund may be difficult to value and sell at favorable times or prices. If the Fund is forced to sell securities to meet redemption requests, the Fund may have to sell those securities at a loss.

Municipal Securities Risk
Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they become due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

Restricted Securities/Rule 144A Securities Risk
Rule 144A securities are restricted securities. They may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Security Selection Risk
Securities selected by SiM for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Unrated Securities
Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Fund Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

Summary Prospectus ï February 14, 2011	American Beacon SiM High Yield Opportunities Fund

Management

The Manager
The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisor
The Fund’s sub-advisor is:

►	Strategic Income Management, LLC

Portfolio Managers

American Beacon Advisors, Inc.

William F. Quinn Executive Chairman	Since Fund Inception (2011)
Wyatt L. Crumpler Vice President, Asset Management	Since Fund Inception (2011)
Kirk L. Brown Sr. Portfolio Manager	Since Fund Inception (2011)

Strategic Income Management, LLC

Gary Pokrzywinski Chief Investment Officer, Portfolio Manager	Since Fund Inception (2011)
Brian Placzek Director of Research-High Yield, Senior Analyst	Since Fund Inception (2011)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of all classes offered in this prospectus through a broker-dealer or other financial intermediary. You may also purchase, redeem or exchange Institutional Class, Investor Class and Y Class shares directly from the Fund by calling 1-800-658-5811, writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.The minimum initial purchase into the Fund is $250,000 for Institutional Class shares, $100,000 for Y Class shares and $2,500 for A Class, C Class and Investor Class shares. The minimum subsequent investment by wire is $500 for Investor Class, A Class and C Class shares. No minimums apply to subsequent investments by wire for other classes of shares. For all classes, the minimum subsequent investment is $50 if the investment is made by ACH, check or exchange.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Summary Prospectus ï February 14, 2011	American Beacon SiM High Yield Opportunities Fund
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